UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Current assets:
Cash and bank balances	$ 26,379	$ 33,248
Accounts receivable	1,542	5,357
Amounts due from related parties	170,683	168,416
Deposit and other receivables	1,277	3,365
Total current assets	199,881	210,386
Non-current asset:
Plant and equipment, net	54,005	56,448
Total non-current asset	54,005	56,448
TOTAL ASSETS	253,886	266,834
Current liabilities:
Accrued liabilities and other payables	650,858	685,185
Accrued compensation payable to officers and directors	161,200	166,570
Amounts due to related parties	4,247,834	3,480,148
Total current liabilities	5,059,892	4,331,903
TOTAL LIABILITIES	5,059,892	4,331,903
MEZZANINE EQUITY
Series B Convertible Preferred Stock, 10,000,000 shares authorized, $0.0001 par value, 5,898,256 shares issued and outstanding as of June 30, 2025 and December 31, 2024 respectively	6,228,557	6,039,813
STOCKHOLDERS’ DEFICIT
Preferred stock, 20,000,000 shares authorized, $0.0001 par value: Series A 1,000,000 authorized, issued and outstanding	100	100
Common stock, $0.0001 par value; 10,000,000,000 shares authorized; 151,096,262 shares issued and outstanding as of June 30, 2025 and December 31, 2024, respectively	15,110	15,110
Additional paid-in capital	2,773,081	2,773,081
Accumulated other comprehensive loss	(402,155)	(173,365)
Accumulated losses	(13,406,975)	(12,706,094)
Total stockholders’ deficit attributable to the Company	(11,020,839)	(10,091,168)
Non-controlling interest	(13,724)	(13,714)
Total stockholders’ deficit	(11,034,563)	(10,104,882)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	$ 253,886	$ 266,834